Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments	Investments

(Millions)	2012	2011
Investments in and advances to equity affiliates	$262	$261
Marketable equity securities - Trading (See Note 14)	60	56
Other	100	70
Total	$422	$387

Maximum Exposure to Loss
The following table summarizes the Company’s maximum exposure to loss associated with RS Cogen as of December 31, 2012:

(Millions)
Investment in and advances to RS Cogen	$19

Take-or-pay obligation under power tolling arrangement	234

Maximum exposure to loss	$253

Financial Information of PPG's Equity Affiliates
Summarized financial information of PPG’s equity affiliates on a 100% basis, in the aggregate, is as follows:

(Millions)		2012	2011
Working capital		$286	$339
Property, net		1,047	952
Short-term debt		(162)	(202)
Long-term debt		(731)	(626)
Other, net		73	61
Net assets		$513	$524

(Millions)	2012	2011	2010
Revenues	$1,539	$1,633	$1,519
Net earnings	$28	$80	$103